Consolidated Statement of Changes in Equity - BRL (R$) R$ in Thousands	Total	Share capital [member]	Additional Paid-in Capital [Member]	Retained earnings [member]	Other reserves [member]	Treasury shares [member]	Total [member]	Non-controlling interests [member]
Balance at the beginning of the year at Dec. 31, 2020	R$ 19,236	R$ 8,730	R$ 0	R$ 0	R$ 10,491	R$ 0	R$ 19,221	R$ 15
Profit for the year	208,615			208,615			208,615	0
Other comprehensive income:
Foreign exchange variation of investee located abroad	1,020				1,021		1,021	(1)
Corporate Reorganization	0	(8,719)	8,719				0
Proceeds from the issuance of shares, net from capital returned	1,392,403	4	1,392,370				1,392,374	29
Share based payments	3,670				3,670		3,670
Treasury quotas bought	(52,585)					(52,585)	(52,585)
Transactions costs from proceeds from the issuance of shares	(19,051)		(19,051)				(19,051)
Treasury quotas canceled	0						0
Allocation of profit:
Dividends	(138,432)			(138,432)			(138,432)
Balance at the ending of the year at Dec. 31, 2021	1,414,876	15	1,382,038	70,183	15,182	(52,585)	1,414,833	43
Profit for the year	219,401			219,417			219,417	(16)
Other comprehensive income:
Foreign exchange variation of investee located abroad	(829)				(827)		(827)	(2)
Proceeds from the issuance of shares, net from capital returned	2,988						0	2,988
Share based payments	9,794				9,794		9,794
Treasury quotas bought	(62,393)					(62,393)	(62,393)
Allocation of profit:
Dividends	(208,290)			(208,290)			(208,290)
Balance at the ending of the year at Dec. 31, 2022	1,375,547	15	1,382,038	81,310	24,149	(114,978)	1,372,534	3,013
Profit for the year	219,459			220,608			220,608	(1,149)
Other comprehensive income:
Foreign exchange variation of investee located abroad	(2,603)				(2,603)		(2,603)	0
Fair value option of convertible preferred shares	34,141		34,141				34,141
Share based payments	10,330		(2,783)		10,330	2,783	10,330
Transactions costs from the issuance of preferred shares	(1,958)		(1,958)				(1,958)
Treasury shares bought, net of shares sold	(63,668)		(3,000)			(60,668)	(63,668)
Allocation of profit:
Dividends	(190,474)			(190,474)			(190,474)
Balance at the ending of the year at Dec. 31, 2023	R$ 1,380,774	R$ 15	R$ 1,408,438	R$ 111,444	R$ 31,876	R$ (172,863)	R$ 1,378,910	R$ 1,864